Long-Term Investments (Details) - USD ($)	1 Months Ended
	Oct. 30, 2024	Jun. 30, 2025	Nov. 30, 2024	Sep. 30, 2024	Jun. 30, 2024
Long-Term Investments [Abstract]
Investment	$ 4,900,000	$ 20,336,325	$ 15,100,000	$ 15,100,000
Limited partnership interests, percentage	4.90%
Fair value changes for equity investments		$ 336,325